FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Currency risk (Details) - Currency risk [member]	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [line items]
Percentage of depreciation in RMB against US dollars	1.62%	4.79%
Percentage of Group's cash and cash equivalents and time deposits with maturity over three months denominated in RMB	52.00%	84.00%
Strengthening/weakening of RMB against US dollars	5.00%	5.00%
Percentage of increase/decrease in the profit for the year	0.04%	0.15%
Percentage of increase/decrease in the equity of the Group	0.47%	0.25%